[USAA]                        USAA MUTUAL FUND, INC.
[EAGLE]
[LOGO]
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
             Income Fund, Income Stock Fund, Short-Term Bond Fund,
              Science & Technology Fund, First Start Growth Fund,
                  High-Yield Opportunities Fund, Intermediate-
                    Term Bond Fund, and Small Cap Stock Fund

                       SUPPLEMENT DATED FEBRUARY 28, 2001
                           TO EACH FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

The distribution of the net capital gains for the above funds has been changed to reflect the following:

        Ordinarily, any net capital gain distribution will be paid in December.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 37991-0201

[USAA]                        USAA MUTUAL FUND, INC.
[EAGLE]
[LOGO]
                              Capital Growth Fund

                       SUPPLEMENT DATED FEBRUARY 28, 2001
                               TO THE PROSPECTUS
                             DATED OCTOBER 27, 2000

The distribution of the net capital gains for the above fund has been changed to reflect the following:

        Ordinarily, any net capital gain distribution will be paid in December.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                38032-0201